Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 5,777
2025	14,277
2026	16,337
2027	2,400
2028	22,699
Total	$ 61,490